Business combinations, Acquisition of Authasas BV (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Apr. 30, 2016	Apr. 30, 2016	Oct. 31, 2018	Apr. 30, 2017	Jul. 17, 2015
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Goodwill				$ 4,863,962	$ 392,436
Consideration				6,530,832	299,061
Consideration satisfied by [Abstract]
Cash				16,662	299,061
Carrying Value at Acquisition [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets				(2,490,868)	147,878
Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets				$ 4,157,738	$ (241,253)
Authasas BV [Member]
Business Combination [Abstract]
Acquisition transaction costs			$ 500
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased						$ 3,356
Intangible assets - other						0
Property, plant and equipment						14
Inventory						11
Deferred tax asset						0
Trade and other receivables						463
Cash and cash equivalents						106
Trade and other payables						(1,864)
Deferred tax liabilities						(966)
Net (liabilities)/assets						1,120
Goodwill		$ 8,840	8,840			8,840
Consideration		9,960	9,960			9,960
Consideration satisfied by [Abstract]
Cash		9,960	9,960			9,960
Business acquisition, pro-forma [Abstract]
Revenue		100
Authasas BV [Member] | Carrying Value at Acquisition [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased						0
Intangible assets - other						1,973
Property, plant and equipment						14
Inventory						11
Deferred tax asset						339
Trade and other receivables						463
Cash and cash equivalents						106
Trade and other payables						(1,796)
Deferred tax liabilities						0
Net (liabilities)/assets		1,110	1,110			1,110
Authasas BV [Member] | Fair Value Adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased	[1]					3,356
Intangible assets - other	[2]					(1,973)
Property, plant and equipment						0
Inventory						0
Deferred tax asset	[3]					(339)
Trade and other receivables						0
Cash and cash equivalents						0
Trade and other payables	[4]					(68)
Deferred tax liabilities	[5]					(966)
Net (liabilities)/assets		$ 10	$ 10			10
Authasas BV [Member] | Fair Value Adjustments [Member] | Technology [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased						2,545
Authasas BV [Member] | Fair Value Adjustments [Member] | Customer Relationships [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased						$ 811

[1]	Purchased intangible assets have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of Authasas BV;
[2]	Other intangible assets relating to product development costs have been written down to nil;
[3]	The deferred tax asset on acquisition has been written down to nil;
[4]	Deferred income has been valued taking account of the remaining performance obligations;
[5]	A deferred tax liability has been established relating to the purchase of intangibles.